LEASES	12 Months Ended
Dec. 31, 2024
Disclosure Of Lease [Abstract]
LEASES
NOTE 6:	LEASES

a.	Leases in which the Group is the lessee:

The Group applies IFRS 16, Leases. The Group has lease agreements with respect to the following items:

-	Offices;
-	Data center.

1)	Information regarding material lease agreements:

a)	The Group leases offices mainly in the United States of America (US), Israel, Canada and UK with contractual original lease periods ends between the years 2025 and 2029 from several lessors.

A lease liability in the amount of USD 20,878 thousand and USD 21,381 thousand as of December 31, 2024, and December 31, 2023, respectively, and right-of-use asset in the amount of USD 13,612 thousand and USD 11,027 thousand as of December 31, 2024, and December 31, 2023, respectively have been recognized in the statement of financial position in respect of leases of offices.

b)
The Group leases data center and related network infrastructure with contractual original lease periods ends between the years 2025 and 2028. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 16,319 thousand and USD 15,680 thousand as of December 31, 2024, and December 31, 2023, respectively, and right-of-use asset in the amount of USD 15,215 thousand and USD 14,888 thousand as of December 31, 2024, and December 31, 2023, respectively have been recognized in the statement of financial position in respect of data centers.

2)	Lease liability:

Maturity analysis of the Group's lease liabilities:

	December 31
	2024	2023
	USD thousands

Less than one year (0-1)	14,340	12,106
One to five years (1-5)	22,857	24,955

Total	37,197	37,061

Current maturities of lease liability	14,340	12,106

Long-term lease liability	22,857	24,955

3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2023	7,753	10,520	18,273

Discontinuance of consolidation	(64)	-	(64)
Depreciation and amortization on right-of-use assets	(4,422)	(10,579)	(15,001)
Additions	7,871	14,969	22,840
Lease modifications	20		20
Disposals	(119)	(22)	(141)
Exchange rate differences	(12)	-	(12)

Balance as of December 31, 2023	11,027	14,888	25,915

Depreciation and amortization on right-of-use assets	(5,417)	(7,026)	(12,443)
Additions	7,257	6,910	14,167
Lease modifications	1,000	789	1,789
Disposals	(259)	(346)	(605)
Exchange rate differences	4	-	4

Balance as of December 31, 2024	13,612	15,215	28,827

4)	Amounts recognized in statement of operation:

	Year ended December 31
	2024	2023	2022
	USD thousands

Loss from measurement of net investment in a finance lease	(1,860)	(1,885)	(587)
Depreciation and amortization of right-of-use assets	(12,443)	(15,001)	(9,226)
Loss recognized in profit or loss	(10)	(119)	(74)

Total	(14,313)	(17,005)	(9,887)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2024	2023	2022
	USD thousands

Cash outflow for leases	(17,002)	(19,147)	(12,605)

b.	Leases in which the Group is a lessor:

1)	Information regarding material lease agreements:

The Group subleases offices at the US for periods expiring in 2027.

In May 2024, one of the Company’s subtenants in the U.S. decided not to extend its sublease agreement. As a result, the Company remeasured its net investment in financing lease receivable and recorded a loss of USD 1,488 thousand in other expenses.

2)	Net investment in the lease:

Presented hereunder is the movement in the net investment in the lease:

	Offices
	Year ended December 31
	2024	2023
	USD thousands

Balance as of January 1,	5,985	4,849

Sublease receipts	(1,824)	(1,112)
Additions	-	2,248
Remeasurement of net investment in a finance lease	(1,488)	-

Balance as of December 31,	2,673	5,985

3)	Maturity analysis of net investment in finance leases:

	Year ended December 31
	2024	2023
	USD thousands

Less than one year (0-1)	1,438	1,772
One to five years (1-5)	1,235	4,213

Total net investment in the lease as of December 31,	2,673	5,985

4)	Amounts recognized in statement of operation:

	Offices
	Year ended December 31
	2024	2023	2022
	USD thousands

Loss from measurement of net investment in a finance subleases	(1,488)	-	-
Financing income on the net investment in the lease	208	221	199

Total	(1,280)	221	199